Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Accounting Policies [Abstract]
Schedule of Inventories

Inventories are stated at the lower of cost or net realizable value using the first-in, first-out (FIFO) valuation method. Inventory was comprised of the following at October 31, 2022 and January 31, 2022:

	October 31, 2022	January 31, 2022
Raw Materials	$1,840,274	$1,854,156
Work in Process	135,206	244,974
Finished goods	1,588,479	791,663
	$3,563,959	$2,890,793

Inventories are stated at the lower of cost or net realizable value using the first-in, first-out (FIFO) valuation method. Inventory was comprised of the following at January 31, 2022 and January 31, 2021:

	January 31, 2022	January 31, 2021
Raw Materials	$1,854,156	$746,013
Work in Process	244,974	88,955
Finished goods	791,663	360,243
	$2,890,793	$1,195,211

Schedule of Property and Equipment Estimated Useful Lives

Asset lives for financial statement reporting of depreciation are:

Machinery and equipment	2-7 years
Furniture and fixtures	3 years
Leasehold improvements	*

(*)	Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.

Asset lives for financial statement reporting of depreciation are:

Machinery and equipment	2-7 years
Furniture and fixtures	3 years
Leasehold improvements	*

(*)	Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.

Schedule of Other Intangible Assets Impairment Losses Recognized for Goodwill

Other intangibles consist of trademarks, trade names and customer relationships. Intangible asset lives for financial statement reporting of amortization are:

Tradenames and trademarks	3 years
Customer relationships	4 - 5 years

Other intangibles consist of trademarks, trade names and customer relationships. Intangible asset lives for financial statement reporting of amortization are:

Tradenames and trademarks	3 years
Customer relationships	4 - 5 years

Schedule of Expenses of Slotting Fees, Sales Discounts and Allowances are Accounted as Direct Reduction of Revenues

Expenses such as slotting fees, sales discounts, and allowances are accounted for as a direct reduction of revenues as follows:

	For the Three Months Ended
	October 31, 2022	October 31, 2021
Gross Sales	$26,044,732	$11,165,524
Less: Slotting, Discounts, Allowances	350,819	312,842
Net Sales	$25,693,913	$10,852,682

	For the Nine Months Ended
	October 31, 2022	October 31, 2021
Gross Sales	$72,025,181	$34,373,119
Less: Slotting, Discounts, Allowances	1,654,214	1,142,453
Net Sales	$70,370,967	$33,230,666

Expenses such as slotting fees, sales discounts, and allowances are accounted for as a direct reduction of revenues as follows:

	For the Year Ended
	January 31, 2022	January 31, 2021
Gross Sales	$48,798,656	$42,238,702
Less: Slotting, Discounts, Allowances	1,714,916	1,480,097
Net Sales	$47,083,740	$40,758,605

Schedule of Disaggregates Gross Revenue by Significant Geographic Area

	For the Three Months Ended
	October 31, 2022	October 31, 2021
Northeast	$10,326,572	$3,542,894
Southeast	7,396,600	4,338,967
Midwest	3,449,245	1,155,233
West	2,452,946	952,910
Southwest	2,419,369	1,175,520
Total revenue	$26,044,732	$11,165,524

The following table disaggregates gross revenue by significant geographic area for the nine months ended October 31, 2022 and 2021:

	For the Nine Months Ended
	October 31, 2022	October 31, 2021
Northeast	$29,453,025	$10,270,568
Southeast	19,549,838	13,220,822
Midwest	9,670,751	3,515,194
West	6,931,914	3,818,925
Southwest	6,419,653	3,547,610
Total revenue	$72,025,181	$34,373,119

	For the Year Ended
	January 31, 2022	January 31, 2021
Northeast	$16,119,490	$13,994,534
Southeast	17,546,606	12,780,368
Midwest	4,917,263	4,870,644
West	5,358,105	5,515,759
Southwest	4,857,192	5,077,397
Total revenue	$48,798,656	$42,238,702

Schedule of Fair Value of Share-Based Payments

For the nine months ended October 31, 2022 and 2021, when computing fair value of share-based payments, the Company has considered the following variables:

	October 31, 2022	October 31, 2021
Risk-free interest rate	2.77%	N/A
Expected life of grants	6.5 years	N/A
Expected volatility of underlying stock	85.74%	N/A
Dividends	%	N/A

For the years ended January 31, 2022 and 2021, when computing fair value of share-based payments, the Company has considered the following variables:

	January 31, 2022	January 31, 2021
Risk-free interest rate	N/A	0.00 – 0.49%
Expected life of grants	N/A	0.1 – 5.2 years
Expected volatility of underlying stock	N/A	43 - 127%
Dividends	N/A	0%

Schedule of Earnings Per Share, Basic and Diluted

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income attributable to common stockholders per common share.

	For the Three Months Ended
	October 31, 2022	October 31, 2021
Numerator:
Net income (loss) attributable to common stockholders	$1,085,527	(5,455)
Effect of dilutive securities:	—	—

Diluted net income (loss)	$1,085,527	$(5,455)

Denominator:
Weighted average common shares outstanding - basic	36,317,857	35,728,821
Dilutive securities (a):
Series B Preferred	-	-
Options	296,778	-
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	36,614,635	35,728,821

Basic net income (loss) per common share	$0.03	$(0.00)

Diluted net income (loss) per common share	$0.03	$(0.00)

(a) - Anti-dilutive securities excluded:
Series B Preferred shares	708,000	-
Options	30,000	-
Warrants	11,800	-

	For the Nine Months Ended
	October 31, 2022	October 31, 2021
Numerator:
Net income attributable to common stockholders	$445,978	1,057,994
Effect of dilutive securities:	—	—

Diluted net income	$445,978	$1,057,994

Denominator:
Weighted average common shares outstanding - basic	36,020,209	35,683,484
Dilutive securities (a):
Series B Preferred	-	-
Options	328,324	493,465
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	36,348,534	36,176,949

Basic net income per common share	$0.01	$0.03

Diluted net income per common share	$0.01	$0.03

(a) - Anti-dilutive securities excluded:
Series B Preferred shares	708,000	-
Options	30,000	-
Warrants	11,800	-

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income attributable to common stockholders per common share.

	For the Years Ended
	January 31, 2022	January 31, 2021
Numerator:
Net (loss) income attributable to common stockholders	$(251,926)	4,067,206
Effect of dilutive securities:	—	—

Diluted net (loss) income	$(251,926)	$4,067,206

Denominator:
Weighted average common shares outstanding - basic	35,702,197	33,503,208
Dilutive securities (a):
Series A Preferred	-	-
Options	-	513,373
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	35,702,197	34,016,581

Basic net (loss) income per common share	$(0.01)	$0.12

Diluted net (loss) income per common share	$(0.01)	$0.12

(a) - Anti-dilutive securities excluded:	669,000	-